Cover	Oct. 01, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (the “Amendment”) amends the Form 8-K (the “Initial 8-K”) filed on October 2, 2019 by The Cheesecake Factory Incorporated (the “Company”) upon acquisition of North Italia and the remainder of Fox Restaurant Concepts LLC (“FRC”). This Amendment provides the historical audited and unaudited financial statements of FRC and the pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K and should be read in conjunction with the Initial 8-K.
Document Period End Date	Oct. 01, 2019
Entity File Number	0-20574
Entity Registrant Name	CHEESECAKE FACTORY INCORPORATED
Entity Central Index Key	0000887596
Entity Tax Identification Number	51-0340466
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	26901 Malibu Hills Road
Entity Address, City or Town	Calabasas Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91301
City Area Code	818
Local Phone Number	871-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	CAKE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false